Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Assets, Liabilities and Transactions in Foreign Currencies	As of December 31, 2019 and for each of the three years ended on December 31, 2019, 2018 and 2017, respectively; the assets, liabilities and transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets				Liabilities
Balances	Short-Term		Long-Term		Short-Term		Long-Term
As of December 31, 2019
U.S. dollars	Ps.	58,151	Ps.	452	Ps.	5,597	Ps.	57,075
Euros		877		—		363		21,122
Other currencies		620		1,593		58		1

Total	Ps.	59,648	Ps.	2,045	Ps.	6,018	Ps.	78,198

As of December 31, 2018
U.S. dollars	Ps.	69,281	Ps.	12,026	Ps.	4,625	Ps.	63,112
Euros		749		—		417		22,538
Other currencies		46		1,605		24		1

Total	Ps.	70,076	Ps.	13,631	Ps.	5,066	Ps.	85,651

Transactions	Revenues		Other Operating Revenues		Purchases of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Other
For the year ended December 31, 2019
U.S. dollars	Ps.	5,487	Ps.	5,612	Ps.	17,941	Ps.	2,183	Ps.	718	Ps.	3,388	Ps.	4,348
Euros		—		—		538		397		33		5		2
Other currencies		1		982		—		—		2		—		132

Total	Ps.	5,488	Ps.	6,594	Ps.	18,479	Ps.	2,580	Ps.	753	Ps.	3,393	Ps.	4,482

For the year ended December 31, 2018
U.S. dollars	Ps.	7,228	Ps.	130	Ps.	21,460	Ps.	2,309	Ps.	752	Ps.	2,166	Ps.	2,676
Euros		—		—		63		434		20		—		1
Other currencies		—		9		—		—		2		—		—

Total	Ps.	7,228	Ps.	139	Ps.	21,523	Ps.	2,743	Ps.	774	Ps.	2,166	Ps.	2,677

For the year ended December 31, 2017
U.S. dollars	Ps.	1,909	Ps.	1,677	Ps.	16,320	Ps.	2,534	Ps.	267	Ps.	272	Ps.	4,052
Euros		—		2		87		452		23		4		20
Other currencies		—		—		—		—		12		—		—

Total	Ps.	1,909	Ps.	1,679	Ps.	16,407	Ps.	2,986	Ps.	302	Ps.	276	Ps.	4,072

Summary of Exchange Rates
Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and at the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 24 ,
	2019	2018	2020
U.S. dollar	18.8452	19.6829	24.5 883
Euro	21. 1 223	22.5383	26. 5 3 50